UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2022

Date of reporting period:  August 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
August 31, 2021

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	5

EXPENSE EXAMPLES	6

INVESTMENT HIGHLIGHTS	8

SCHEDULES OF INVESTMENTS	10

STATEMENTS OF ASSETS AND LIABILITIES	16

STATEMENTS OF OPERATIONS	17

STATEMENTS OF CHANGES IN NET ASSETS	18

FINANCIAL HIGHLIGHTS	20

NOTES TO FINANCIAL STATEMENTS	22

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	32

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT	37

NOTICE OF PRIVACY POLICY & PRACTICES	38

ADDITIONAL INFORMATION	39

Dear Shareholder:

U.S. Economic and Equity Market Overview

The period from March 1, 2021 to August 31, 2021 saw the U.S. equity market continue to appreciate, extending the gains that began in March 2020. The S&P 500 Index finished up in the first half of 2021, as successful rollouts of COVID-19 vaccines, unprecedented fiscal and monetary stimulus, healthy consumer balance sheets, and tightening labor markets created optimism about U.S. economic growth and helped propel stock market returns.

In March 2021, President Joe Biden signed the $1.9 trillion American Rescue Plan Act into law, and the Federal Reserve kept its short-term lending rates near zero. However, strong economic growth has led central bank policymakers to become slightly more hawkish in their tone with Chairman Powell indicating that rate hikes could commence in 2023, earlier than previously expected. In Q2 of 2021, US Real GDP grew 6.5%, following a 6.3% increase in Q1. The S&P 500 Index has rallied +19.52% as corporate earnings have largely remained strong and above expectations. While the unemployment rate continues to improve from the 14.7% peak in April 2020, we now stand with a 5.2% unemployment rate at the end of August 2021. This is an improvement to new pandemic-era lows, but still above the 3.5% levels we experienced pre-pandemic. Inflation concerns bubbled in the first half of the year as measures were above the Fed’s 2% long-term target toward the end of the reporting period. While core consumer prices recorded their largest annual increase (+3.8%) since 1992 in May 2021, investors accepted the Fed’s belief that rising prices were transitory.

Bright Rock Fund Overviews

Quality Large Cap Fund:

For the six-month period ended August 31, 2021, the Fund returned 18.51%, lagging the 19.52% return of the S&P 500 Total Return Index over the same six-month period. The Fund’s overweight to Energy and underweight to Real Estate and Technology explains the majority of the relative underperformance between the Fund and the S&P 500 Index returns.

All eleven sectors in the S&P 500 Index produced positive returns over the past six months. The Real Estate (+29.94%), Communication Services (+24.18%), Information Technology (+22.03%), Health Care (+20.98%), and Financials (+20.02%) sectors were all up more than 20%. In terms of specific stocks held within the Fund, notable outperformers were Facebook (+47.26%), Otis (+45.57%), Alphabet (+43.13%), and T. Rowe Price (+41.80%), while notable underperformers included MasterCard (-1.93%) and Verizon (+1.67%). During the six-month period, the Fund increased its weight in the Financials, Health Care, and Technology sectors and reduced its exposure to the Materials, Consumer Discretionary, and Energy sectors.  Notable additions to the portfolio include United Healthcare, Copart, Merck, and Berkshire Hathaway.

Mid Cap Growth Fund:

For the six-month period ended August 31, 2021, the Fund returned 16.90%, outperforming the 13.63% return of the Russell Mid Cap Growth Total Return Index (the “Russell Mid Cap Index”) over the same six-month period. The Fund’s bias toward equal sector weighting explains the majority of the relative outperformance between the Fund and the Russell Mid Cap Index returns.

The Fund’s overweight to Consumer Staples and Energy were the biggest detractors to performance over the six-month period. From a stock selection standpoint, we picked stocks well in the Health Care and Discretionary sectors, but struggled in the Technology sector. Notable outperformers were West Pharmaceutical (+61.07%) and ResMed (+51.21%), while notable underperformers included Boston Beer (-44.57%) and IPG (-24.93%).

Thank you for your business and the confidence you have placed in us. We wish you a wonderful remainder of 2021.

Sincerely,

David B. Smith, CFA	Doug Butler
Chief Investment Officer	Director of Research
Bright Rock Capital Management	Bright Rock Capital Management

Past performance is not a guarantee of future results.

The S&P 500® is a cap weighted index of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

Russell Midcap Growth Total Return Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

One cannot invest directly in an index

Opinions expressed are those of Bright Rock Capital Management, LLC, the Funds’ investment adviser and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying funds or exchange-traded funds (“ETFs”). Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a fund’s ability to sell its shares. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of August 31, 2021

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 – August 31, 2021).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2021 –
	March 1, 2021	August 31, 2021	August 31, 2021*
Actual	$1,000.00	$1,169.00	$5.80
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.86	$5.40

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2021 –
	March 1, 2021	August 31, 2021	August 31, 2021*
Actual	$1,000.00	$1,185.10	$4.63
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.97	$4.28

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2021

	One	Three	Five	Ten
	Year	Years	Years	Years
Bright Rock Mid Cap Growth Fund
Institutional Class	29.03%	16.35%	15.95%	12.76%
Russell Midcap® Growth Total Return Index	35.17%	20.96%	20.44%	16.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Per the Prospectus dated June 28, 2021, the Fund’s gross expense ratio is 1.11% for Institutional Class shares. Please see the Financial Highlights in this report for the most recent expense ratios. The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index ten years ago. The graph does not reflect any future performance.

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2021

	One	Three	Five	Ten
	Year	Years	Years	Years
Bright Rock Quality Large Cap Fund
Institutional Class	30.86%	15.80%	13.64%	13.79%
S&P 500® Total Return Index	31.17%	18.07%	18.02%	16.34%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Per the Prospectus dated June 28, 2021, the Fund’s gross expense ratio is 0.88% for Institutional Class shares. Please see the Financial Highlights in this report for the most recent expense ratios. The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index ten years ago. The graph does not reflect any future performance.

The S&P 500® Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund
Schedule of Investments
August 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.08%

Auto Components – 1.95%
Gentex Corp.	60,000	$1,848,000

Beverages – 6.37%
Brown-Forman Corp. – Class B	29,500	2,071,490
Monster Beverage Corp. (a)	26,500	2,585,605
The Boston Beer Co., Inc. (a)	2,400	1,368,504
		6,025,599

Building Products – 1.16%
Trex Co. Inc. (a)	10,000	1,097,600

Capital Markets – 7.08%
FactSet Research Systems, Inc.	6,000	2,281,320
Morningstar, Inc.	10,000	2,679,900
SEI Investments Co.	27,600	1,733,556
		6,694,776

Chemicals – 6.91%
International Flavors & Fragrances, Inc.	12,500	1,893,750
The Sherwin-Williams Co.	15,300	4,646,151
		6,539,901

Commercial Services & Supplies – 8.32%
Copart, Inc. (a)	41,000	5,917,120
Rollins, Inc.	50,250	1,955,730
		7,872,850

Containers & Packaging – 1.07%
AptarGroup, Inc.	7,500	1,011,000

Electrical Equipment – 2.87%
AMETEK, Inc.	20,000	2,719,400

Electronic Equipment, Instruments & Components – 5.19%
Amphenol Corp. – Class A	34,000	2,605,420
IPG Photonics Corp. (a)	13,500	2,304,180
		4,909,600

Energy Equipment & Services – 0.79%
Cactus, Inc.	20,000	750,200

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2021 (Unaudited)

	Shares	Value

Food Products – 3.76%
The Hershey Co.	20,000	$3,554,000

Health Care Equipment & Supplies – 15.22%
Edwards Lifesciences Corp. (a)	25,000	2,929,500
IDEXX Laboratories, Inc. (a)	7,000	4,716,320
ResMed, Inc.	15,500	4,503,215
West Pharmaceutical Services, Inc.	5,000	2,258,100
		14,407,135

Household Products – 2.12%
Church & Dwight Co., Inc.	24,000	2,007,840

IT Services – 4.64%
FleetCor Technologies, Inc. (a)	3,550	934,644
Jack Henry & Associates, Inc.	19,600	3,457,048
		4,391,692

Multiline Retail – 1.18%
Dollar General Corp.	5,000	1,114,550

Oil, Gas & Consumable Fuels – 8.78%
Cheniere Energy, Inc. (a)	50,000	4,373,000
ONEOK, Inc.	74,850	3,931,122
		8,304,122

Road & Rail – 1.97%
JB Hunt Transport Services, Inc.	10,500	1,862,700

Semiconductors & Semiconductor Equipment – 3.14%
Analog Devices, Inc.	5,800	945,110
SolarEdge Technologies, Inc. (a)	7,000	2,028,460
		2,973,570

Software – 5.52%
ANSYS, Inc. (a)	6,000	2,192,160
Tyler Technologies, Inc. (a)	6,250	3,035,625
		5,227,785

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2021 (Unaudited)

	Shares	Value

Specialty Retail – 8.04%
Floor & Decor Holdings, Inc. (a)	31,000	$3,822,300
Tractor Supply Co.	19,500	3,787,875
		7,610,175

Trading Companies & Distributors – 3.00%
Fastenal Co.	50,800	2,837,180
TOTAL COMMON STOCKS (Cost $37,200,540)		93,759,675

MONEY MARKET FUNDS – 0.91%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 0.026% (b)	859,734	859,734
TOTAL MONEY MARKET FUNDS (Cost $859,734)		859,734
Total Investments (Cost $38,060,274) – 99.99%		94,619,409
Other Assets in Excess of Liabilities – 0.01%		13,355
TOTAL NET ASSETS – 100.00%		$94,632,764

(a)	Non-income producing security.
(b)	Seven day yield as of August 31, 2021.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
August 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 84.27%

Banks – 2.92%
JPMorgan Chase & Co.	60,000	$9,597,000

Beverages – 2.85%
PepsiCo, Inc.	60,000	9,383,400

Capital Markets – 4.50%
BlackRock, Inc.	5,500	5,188,095
T. Price Rowe Group, Inc.	43,000	9,626,410
		14,814,505

Chemicals – 8.26%
Ecolab, Inc.	28,500	6,422,760
Linde PLC	37,000	11,639,830
The Sherwin-Williams Co.	30,000	9,110,100
		27,172,690

Commercial Services & Supplies – 2.32%
Copart, Inc. (a)	53,000	7,648,960

Diversified Financial Services – 1.30%
Berkshire Hathaway, Inc. (a)	15,000	4,286,550

Diversified Telecommunication Services – 1.66%
Verizon Communications Inc.	99,000	5,445,000

Electric Utilities – 4.94%
Evergy, Inc.	90,000	6,160,500
NextEra Energy, Inc.	120,000	10,078,800
		16,239,300

Food & Staples Retailing – 2.39%
Walmart, Inc.	53,000	7,849,300

Food Products – 1.15%
McCormick & Co., Inc.	44,000	3,796,760

Health Care Providers & Services – 3.15%
UnitedHealth Group, Inc.	24,938	10,380,942

Health Care Technology – 1.72%
Cerner Corp.	74,000	5,649,900

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2021 (Unaudited)

	Shares	Value

Household Products – 1.75%
Colgate-Palmolive Co.	74,000	$5,768,300

Industrial Conglomerates – 2.25%
3M Co.	38,000	7,400,120

Interactive Media & Services – 10.38%
Alphabet, Inc. – Class A (a)	5,900	17,074,305
Facebook, Inc. – Class A (a)	45,000	17,072,100
		34,146,405

IT Services – 5.07%
Automatic Data Processing, Inc.	33,000	6,898,320
Mastercard, Inc. – Class A	20,000	6,924,600
Visa, Inc.	12,500	2,863,750
		16,686,670

Life Sciences Tools & Services – 1.60%
Thermo Fisher Scientific, Inc.	9,500	5,272,025

Machinery – 2.30%
Otis Worldwide Corp.	82,000	7,562,040

Multi-Utilities – 2.21%
Sempra Energy	55,000	7,279,800

Oil, Gas & Consumable Fuels – 0.41%
EOG Resources, Inc.	20,000	1,350,400

Pharmaceuticals – 4.80%
Johnson & Johnson	59,500	10,301,235
Merck & Co, Inc.	72,000	5,492,880
		15,794,115

Road & Rail – 2.21%
Union Pacific Corp.	33,500	7,264,140

Software – 4.40%
Microsoft Corp.	48,000	14,490,240

Specialty Retail – 8.05%
O’Reilly Automotive, Inc. (a)	19,500	11,584,560
The Home Depot, Inc.	30,000	9,785,400
The TJX Companies, Inc.	70,547	5,130,178
		26,500,138

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2021 (Unaudited)

	Shares	Value

Water Utilities – 1.68%
Essential Utilities, Inc.	111,500	$5,533,745
TOTAL COMMON STOCKS (Cost $145,471,207)		277,312,445

EXCHANGE TRADED FUNDS – 14.30%
Energy Select Sector SPDR Fund	250,000	12,100,000
Invesco KBW Bank ETF	165,000	10,924,650
iShares U.S. Energy ETF	300,000	7,875,000
Technology Select Sector SPDR Fund	55,000	8,737,300
VanEck Vectors Oil Services ETF	40,000	7,431,200
TOTAL EXCHANGE TRADED FUNDS (Cost $26,587,622)		47,068,150

MONEY MARKET FUNDS – 1.23%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 0.026% (b)	4,053,116	4,053,116
TOTAL MONEY MARKET FUNDS (Cost $4,053,116)		4,053,116
Total Investments (Cost $176,111,945) – 99.80%		328,433,711
Other Assets in Excess of Liabilities – 0.20%		659,723
TOTAL NET ASSETS – 100.00%		$329,093,434

(a)	Non-income producing security.
(b)	Seven day yield as of August 31, 2021.

Abbreviations:
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
August 31, 2021 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value:
(Cost $38,060,274 and $176,111,945)	$94,619,409	$328,433,711
Receivable for Fund shares sold	66,421	609,842
Dividends and interest receivable	64,095	394,052
Other assets	13,779	15,374
TOTAL ASSETS	94,763,704	329,452,979

LIABILITIES
Payable for Fund shares redeemed	10,748	46,790
Payable to affiliates	29,026	89,903
Payable to auditor	22,824	22,481
Payable to Adviser	59,911	179,741
Payable to trustees	3,171	3,170
Accrued expenses and other liabilities	31,255	43,111
TOTAL LIABILITIES	130,940	359,545
NET ASSETS	$94,632,764	$329,093,434

Net assets consist of:
Paid-in capital	$33,106,040	$158,303,194
Total distributable earnings	61,526,724	170,790,240
NET ASSETS	$94,632,764	$329,093,434

INSTITUTIONAL CLASS SHARES
Net assets	$94,632,764	$329,093,434
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,535,369	14,037,400
Net asset value, redemption price
and offering price per share	$26.77	$23.44

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Six Months Ended August 31, 2021 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income	$338,327	$2,766,011
Interest income	181	375
TOTAL INVESTMENT INCOME	338,508	2,766,386

EXPENSES
Management fees	340,410	1,054,690
Administration fees	50,980	144,884
Fund accounting fees	19,970	70,695
Audit and tax fees	16,430	16,630
Transfer agent fees and expenses	12,888	18,798
Federal and state registration fees	11,040	12,242
Legal fees	8,070	11,972
Chief Compliance Officer fees	6,256	6,256
Trustees’ fees	5,192	5,192
Custody fees	4,440	15,386
Reports to shareholders	2,656	6,152
Insurance expense	1,634	2,100
Interest expense	141	545
Other expenses	1,209	1,455
TOTAL EXPENSES	481,316	1,366,997
NET INVESTMENT INCOME (LOSS)	(142,808)	1,399,389

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,046,888	17,503,568
Net change in unrealized appreciation
on investments	11,070,433	34,491,340
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	14,117,321	51,994,908
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$13,974,513	$53,394,297

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2021	Year Ended
	(Unaudited)	February 28, 2021
FROM OPERATIONS
Net investment loss	$(142,808)	$(236,206)
Net realized gain on investments	3,046,888	3,640,248
Net change in unrealized
appreciation on investments	11,070,433	17,326,419
Net increase in net assets from operations	13,974,513	20,730,461

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	—	(4,232,779)
Net decrease in net assets
resulting from distributions	—	(4,232,779)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold –
Institutional Class	4,758,362	11,143,156
Payments for shares redeemed –
Institutional Class	(6,962,596)	(16,128,613)
Net asset value of shares issued in
reinvestment of distributions to
shareholders – Institutional Class	—	4,208,022
Net decrease in net assets
from capital share transactions	(2,204,234)	(777,435)
TOTAL INCREASE IN NET ASSETS	11,770,279	15,720,247
NET ASSETS
Beginning of Period	82,862,485	67,142,238
End of Period	$94,632,764	$82,862,485

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2021	Year Ended
	(Unaudited)	February 28, 2021
FROM OPERATIONS
Net investment income	$1,399,389	$3,353,974
Net realized gain on investments	17,503,568	557,845
Net change in unrealized
appreciation on investments	34,491,340	58,033,136
Net increase in net assets from operations	53,394,297	61,944,955

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(1,437,496)	(9,860,591)
Net decrease in net assets
resulting from distributions paid	(1,437,496)	(9,860,591)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold –
Institutional Class	19,661,520	39,570,299
Payments for shares redeemed –
Institutional Class	(33,338,108)	(45,091,817)
Net asset value of shares issued in
reinvestment of distributions to
shareholders – Institutional Class	20,262	6,496,452
Net increase (decrease) in net assets
from capital share transactions	(13,656,326)	974,934
TOTAL INCREASE IN NET ASSETS	38,300,475	53,059,298
NET ASSETS
Beginning of Period	290,792,959	237,733,661
End of Period	$329,093,434	$290,792,959

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year
	Ended	Ended	Ended
	August 31,	February	February
	2021	28,	29,	Year Ended February 28,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Period	$22.90	$18.67	$17.89	$17.56	$14.83	$12.37

Income (loss) from
investment operations:
Net investment income (loss)(1)	(0.04)	(0.06)	(0.07)	0.02	(0.01)	0.01
Net realized and unrealized
gain on investments	3.91	5.52	1.56	0.31	2.75	2.61
Total from investment operations	3.87	5.46	1.49	0.33	2.74	2.62

Less distributions paid:
From investment loss	—	—	(0.02)	—	(0.01)	(0.01)
From net realized
gain on investments	—	(1.23)	(0.69)	—	—	(0.15)
Total distributions paid	—	(1.23)	(0.71)	—	(0.01)	(0.16)
Net Asset Value, End of Period	$26.77	$22.90	$18.67	$17.89	$17.56	$14.83
Total Return(2)	16.90%	29.12%	8.07%	1.88%	18.50%	21.22%

Supplemental Data and Ratios:
Net assets at end of period
(000’s omitted)	$94,633	$82,862	$67,142	$63,918	$66,052	$58,928
Ratio of expenses to average
net assets before waiver,
reimbursements and recoupments(3)	1.06%	1.11%	1.14%	1.18%	1.21%	1.20%
Ratio of expenses to average
net assets after waiver,
reimbursements and recoupments(3)	1.06%	1.11%	1.14%	1.18%	1.21%	1.25%
Ratio of net investment income (loss)
to average net assets before waiver,
reimbursements and recoupments(3)	(0.31)%	(0.31)%	(0.34)%	0.14%	(0.03)%	0.14%
Ratio of net investment income (loss)
to average net assets after waiver,
reimbursements and recoupments(3)	(0.31)%	(0.31)%	(0.34)%	0.14%	(0.03)%	0.10%
Portfolio turnover rate(2)	7.7%	14.1%	29.1%	10.6%	15.3%	30.2%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year
	Ended	Ended	Ended
	August 31,	February	February
	2021	28,	29,	Year Ended February 28,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Period	$19.87	$16.58	$16.42	$16.26	$15.26	$13.79

Income from
investment operations:
Net investment income(1)	0.10	0.22	0.23	0.25	0.20	0.20
Net realized and unrealized
gain on investments	3.57	3.75	0.87	0.67	1.25	1.79
Total from investment operations	3.67	3.97	1.10	0.92	1.45	1.99

Less distributions paid:
From investment loss	(0.10)	(0.23)	(0.23)	(0.25)	(0.19)	(0.19)
From net realized
gain on investments	—	(0.45)	(0.71)	(0.51)	(0.26)	(0.33)
Total distributions paid	(0.10)	(0.68)	(0.94)	(0.76)	(0.45)	(0.52)
Net Asset Value, End of Period	$23.44	$19.87	$16.58	$16.42	$16.26	$15.26
Total Return(2)	18.51%	24.40%	6.24%	5.92%	9.54%	14.64%

Supplemental Data and Ratios:
Net Assets at end of period
(000’s omitted)	$329,093	$290,793	$237,734	$231,862	$232,472	$216,188
Ratio of expenses to
average net assets(3)	0.84%	0.86%	0.87%	0.88%	0.89%	0.89%
Ratio of net investment income
to average net assets(3)	0.86%	1.27%	1.28%	1.53%	1.28%	1.37%
Portfolio turnover rate(2)	17.6%	30.7%	28.3%	42.6%	30.9%	60.3%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
August 31, 2021 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund (“Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (“Quality Large Cap Fund”), each representing a distinct series with its own investment objective and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  Each Fund currently offers Institutional Class shares.  The Institutional Class shares of each Fund commenced operations on May 26, 2010.  Effective as of the close of business on June 28, 2019, each Fund converted its Investor Class shares into Institutional Class shares of the same Fund and ceased offering its Investor Class shares.  Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”).  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2021 (Unaudited)

valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its net asset value (“NAV”), whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a Pricing Service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value.  Any discount or premium is accreted or amortized using the constant yield to maturity method.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.  In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2021 (Unaudited)

approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2021:

Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$93,759,675	$—	$—	$93,759,675
Money Market Funds	859,734	—	—	859,734
Total Investments
in Securities	$94,619,409	$—	$—	$94,619,409

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2021 (Unaudited)

Quality Large Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$277,312,445	$—	$—	$277,312,445
Exchange Traded Funds	47,068,150	—	—	47,068,150
Money Market Funds	4,053,116	—	—	4,053,116
Total Investments
in Securities	$328,433,711	$—	$—	$328,433,711

The Funds did not hold financial derivative instruments during the period presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Mid Cap Growth Fund will make distributions of net investment income and net capital gain, if any, at least annually. The Quality Large Cap Fund will make distributions of net investment income, if any, at least quarterly, and net capital gain, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2021 (Unaudited)

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 29, 2020 and February 28, 2021 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 29, 2020	$85,966	$2,541,812
Year ended February 28, 2021	$—	$4,232,779

Quality Large Cap Fund
Year ended February 29, 2020	$3,203,792	$9,997,667
Year ended February 28, 2021	$3,396,501	$6,464,090

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2021 (Unaudited)

As of February 28, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$37,410,602	$173,068,562
Gross tax unrealized appreciation	$45,541,403	$118,397,350
Gross tax unrealized depreciation	(92,916)	(1,139,124)
Net tax unrealized appreciation	$45,448,487	$117,258,226
Undistributed ordinary income	$—	$522,398
Undistributed long-term capital gain	2,170,964	1,052,815
Total distributable earnings	$2,170,964	$1,575,213
Other accumulated loss	(67,240)	—
Total accumulated earnings	$47,552,211	$118,833,439

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

At February 28, 2021 the following Funds deferred, on a tax basis, late year losses of:

Mid Cap Growth Fund	$67,240
Quality Large Cap Fund	—

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended February 28, 2021, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings	Paid-in Capital
Mid Cap Growth Fund	$168,966	$(168,966)
Quality Large Cap Fund	—	—

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 28, 2021.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2021.  At February 28, 2021, the fiscal years 2018 through 2021 remained open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund,

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2021 (Unaudited)

compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through June 28, 2023, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that each Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  The Funds did not have any previously waived expenses subject to potential recoupment at the period end.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) acts as the Funds’ administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended August 31, 2021, and owed as of August 31, 2021, are as follows:

Administration	Incurred	Owed
Mid Cap Growth Fund	$50,980	$15,634
Quality Large Cap Fund	$144,884	$47,235

Fund Accounting	Incurred	Owed
Mid Cap Growth Fund	$19,970	$5,937
Quality Large Cap Fund	$70,695	$30,947

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2021 (Unaudited)

Transfer Agency	Incurred*	Owed
Mid Cap Growth Fund	$12,520	$4,163
Quality Large Cap Fund	$17,508	$5,577

Custody	Incurred	Owed
Mid Cap Growth Fund	$4,440	$1,203
Quality Large Cap Fund	$15,386	$4,052

*	These amounts do not include sub-transfer agency fees, therefore may not agree to the Statements of Operations.

The Funds each have a line of credit with U.S. Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer (“CCO”) is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended August 31, 2021, and owed as of August 31, 2021, is as follows:

CCO	Incurred	Owed
Mid Cap Growth Fund	$6,256	$2,089
Quality Large Cap Fund	$6,256	$2,092

(6)	Capital Share Transactions
	Six Months Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	August 31, 2021	February 28, 2021
Shares Sold	191,497	612,225
Shares Issued to Holders in
Reinvestment of Distributions	—	180,835
Shares Redeemed	(274,273)	(771,784)
Net Increase (Decrease)	(82,776)	21,276

	Six Months Ended	Year Ended
Quality Large Cap Fund – Institutional Class	August 31, 2021	February 28, 2021
Shares Sold	886,011	2,494,866
Shares Issued to Holders in
Reinvestment of Distributions	952	335,732
Shares Redeemed	(1,484,613)	(2,530,525)
Net Increase (Decrease)	(597,650)	300,073

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2021 (Unaudited)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended August 31, 2021 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap Growth Fund	Quality Large Cap Fund
Purchases	$3,683,497	$29,897,965
Sales	$6,559,811	$45,129,993

(8)	Line of Credit

The Funds each have lines of credit, maturing August 6, 2022, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Growth Fund and Quality Large Cap Fund, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest was accrued at the prime rate of 3.25%.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Mid Cap Growth Fund	13	$120,462	$141	$307,000	8/19/2021
Quality Large Cap Fund	4	$1,508,500	$545	$1,523,000	7/23/2021

*	Interest expense is reported on the Statements of Operations.

(9)	Subsequent Event

On June 30, 2021, Foreside Fund Services, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, and Lovell Minnick Partners, LLC (“LMP”) announced they had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”), a private equity firm specializing in financial and related business services companies. Genstar will acquire a majority stake in Foreside, and LMP will exit its investment in Foreside. The transaction closed September 30, 2021. The board has approved Quasar to remain the Funds’ distributor.

On September 17, 2021, the Quality Large Cap Fund declared and paid a distribution of $717,444 to the shareholders of record on September 16, 2021.

(10)	Recent Market Events

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2021 (Unaudited)

spending. While several countries, including the U.S., have begun to lift public health restrictions in efforts to reopen their respective economies, the outbreak of the Delta variant has led to the renewal of health mandates by local governments and businesses, reduced hiring efforts by employers, event cancellations and additional travel restrictions, supply chain shortages, cessation of return-to-office plans and an overall economic slowdown. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time.  Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks associated with the United Kingdom’s departure from the European Union, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 4, 2021 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Bright Rock Capital Management, LLC, the Funds’ investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 23, 2021 (the “June 23, 2021 meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2022.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement between the Trust, on behalf of the Funds, and the Adviser, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of Douglas S. Butler and David B. Smith, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program, and discussed the Adviser’s marketing activity and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the marketing and compliance efforts made by the Adviser.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan in response to the novel coronavirus (COVID-19) pandemic and challenges to day-to-day operations.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.  INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund for the quarter, one-year, three-year, five-year and since inception periods ended March 31, 2021.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell Midcap® Growth Index for the Bright Rock Mid Cap Growth Fund and the S&P 500® Total Return Index for the Bright Rock Quality Large Cap Fund) and in comparison to a peer group of funds in each Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end mid-cap growth funds for the Bright Rock Mid Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Bright Rock Quality Large Cap Fund) (each a “Morningstar Peer Group”).

The Trustees noted the Bright Rock Mid Cap Growth Fund’s performance for each of the quarter, one-year, three-year, five-year and ten-year periods ended March 31, 2021 was below the Morningstar Peer Group median.  The Trustees further noted that for the one-year, three-year, five-year, ten-year and since inception periods ended March 31,

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

2021, the Bright Rock Mid Cap Growth Fund had underperformed the Russell Midcap® Growth Index and outperformed the Russell Midcap® Growth Index for the quarter ended March 31, 2021.

The Trustees noted the Bright Rock Quality Large Cap Growth Fund’s performance for each of the one-year, five-year and ten-year periods ended March 31, 2021 was below the Morningstar Peer Group median.  The Trustees also noted that the Bright Rock Quality Large Cap Growth Fund’s performance for the quarter and three-year periods ended March 31, 2021 was above the Morningstar Peer Group median.  The Trustees noted that for the one-year, three-year, five-year and since inception periods ended March 31, 2021, the Bright Rock Quality Large Cap Fund had underperformed the S&P 500® Total Return Index.  The Trustees noted that for the quarter ended March 31, 2021, the Bright Rock Quality Large Cap Fund had outperformed the S&P 500® Total Return Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.  COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group and the separately-managed accounts of the Adviser’s parent company, as well as any fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage practices and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 23, 2021 meeting and the August 4, 2021 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.

The Trustees noted that the Bright Rock Mid Cap Growth Fund’s contractual management fee of 0.75% was below the Morningstar Peer Group average of 0.80%.  The Trustees noted that the Bright Rock Mid Cap Growth Fund was operating below its

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

expense cap of 1.25% for Institutional Class shares.  The Trustees observed that the Bright Rock Mid Cap Growth Fund’s total expense ratio of 1.09% for Institutional Class shares fell above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.02%.  The Trustees also compared the fees paid by the Bright Rock Mid Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund.

The Trustees noted that the Bright Rock Quality Large Cap Fund’s contractual management fee of 0.65% was above the Morningstar Peer Group average of 0.61%.  The Trustees noted that the Bright Rock Quality Large Cap Fund was operating below its expense cap of 1.25% for Institutional Class shares.  The Trustees observed that the Bright Rock Quality Large Cap Fund’s total expense ratio of 0.87% for Institutional Class shares was above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.75%.  The Trustees also compared the fees paid by the Bright Rock Quality Large Cap Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser was not realizing profits in connection with its management of the Funds, after rebating fees to its parent company and reflecting marketing and distribution expenses, and the Trustees further concluded that the Adviser’s parent company maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers, expense reimbursements and potential recoupments by the Adviser with respect to the Funds.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

5.  BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage practices of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2022 as being in the best interests of each Fund and its shareholders.

Bright Rock Funds
Statement Regarding Liquidity Risk Management

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Trust for Professional Managers (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Bright Rock Capital Management, LLC (“Bright Rock”), the investment adviser to the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund (the “Funds”), each a series of the Trust, have adopted and implemented a liquidity risk management program tailored specifically to each Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for each Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved Bright Rock as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to (as may be constituted from time to time and which includes members of Bright Rock’s Trading and Oversight Committee). The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of each Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On April 15, 2021, the Board reviewed the Program Administrator’s written annual report for the review period July 1, 2020 through December 31, 2020 (the “Report”). The Report provided an assessment of each Fund’s liquidity risk: the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assessed liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third party vendor, to provide portfolio investment classification services, and the Report noted that the Funds primarily held investments that were classified as highly liquid during the review period. The Report noted that the Funds’ portfolios are expected to continue to primarily hold highly liquid investments and the determination that the Funds be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate. The Funds can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Funds and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Funds’ restriction on holding illiquid investments exceeding 15% of net assets during the review period. The Report confirmed that each Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Funds are reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended February 28, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Quality Large Cap	100.00%
Mid Cap Growth	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2021, was as follows:

Quality Large Cap	100.00%
Mid Cap Growth	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	25	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting (June	MUTUALS
Year of Birth: 1955		2001		2019–present);	(an open-end
				Professor,	investment
				Department of	company)
				Accounting	(2001–2021).
(2004–2019);
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	25	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline company)	MUTUALS
Year of Birth: 1956		2001		(1986–present).	(an open-end
investment
company)
(2001–2021).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Joseph C. Neuberger*	Chairperson	Indefinite	25	President (2017–	Trustee, USA
615 E. Michigan St.	and	Term; Since		present), Chief	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Operating Officer	(an open-end
Year of Birth: 1962		2001		(2016–2020),	investment
				Executive Vice	company)
				President (1994–	(2001–2018);
				2017), U.S.	Trustee, Buffalo
				Bancorp Fund	Funds (an open-
				Services, LLC.	end investment
company)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Officer,	July 1,		Services, LLC (February
Year of Birth: 1985	Vice	2017		2017–present); Vice
	President			President and Assistant
	and			CCO, Heartland Advisors,
	Anti-Money			Inc. (December 2016–
	Laundering			January 2017); Vice
	Officer			President and CCO,
Heartland Group, Inc.
(May 2016– November
2016); Vice President,
CCO and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and Senior
Legal Counsel (January
2016–April 2016),
Heartland Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 22,		Services, LLC
Year of Birth: 1970		2019		(2019–present); Partner,
Practus, LLP (2018–
2019); Counsel,
Drinker Biddle &
Reath, LLP (2016–2018).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 20,		Services, LLC
Year of Birth: 1985		2018		(2007–present).

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ filings on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-SEMI

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrants Form N-CSR filed May 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    10/25/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    10/25/2021

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date    10/25/2021

* Print the name and title of each signing officer under his or her signature.